Insurance services - Summary of Information About the Direct and Assumed Liability for Future Policy Benefits (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Present value of expected net premium
Beginning balance	₨ 514,481.0	$ 5,483.1	₨ 389,573.3
Beginning balance	509,775.2	5,433.0	390,691.8
Effect of changes in cash flow assumptions	(30,949.6)		(2,382.8)	$ (329.8)
Effect of actuarial variances from expected experience	8,152.6		(3,751.9)	86.9
Adjusted Balance	486,978.2		384,557.1	5,190.1
Issuances	249,599.1	2,660.1	288,766.6
Interest accrual	46,790.4	498.7	43,984.0
Net premium collected	(232,786.9)	(2,480.9)	(207,532.5)
Ending balance	550,580.8	5,868.0	509,775.2
Effect of changes in discount rate assumptions	(5,114.3)		4,705.8	(54.5)
Ending balance	545,466.5	5,813.5	514,481.0
Present value of Expected Future Policy Benefits
Beginning balance	2,290,833.3	24,414.7	1,913,936.5
Beginning balance	2,188,515.3	23,324.3	1,879,922.8
Effect of changes in cash flow assumptions	(36,165.8)		(2,955.3)	(385.4)
Effect of actuarial variances from expected experience	5,901.2		(5,376.3)	62.9
Adjusted Balance	2,158,250.7		1,871,591.2	23,001.8
Issuances	250,074.4	2,665.2	288,575.8
Interest accrual	176,070.0	1,876.5	159,631.8
Benefits Payments	(134,551.6)	(1,434.0)	(131,283.5)
Ending balance	2,449,843.5	26,109.5	2,188,515.3
Effect of changes in discount rate assumptions	(97,597.8)		102,318.0	(1,040.2)
Ending balance	2,352,245.7	$ 25,069.3	2,290,833.3
Present value of expected claims expenses	1,531.5		1,284.9	16.3
Net liability for future policy benefits	1,808,310.7		1,777,637.2	19,272.1
Deferred profit liability	430,430.5		272,614.0	4,587.4
Other global reserves	38,840.4		37,352.6	413.9
Total liability for future policy benefits and DPL for March 31	2,277,581.6		2,087,603.8	24,273.4
Less: Reinsurance recoverable	93,277.7		104,199.1	994.1
Net liability for future policy benefits, net of reinsurance	2,184,303.9		1,983,404.7	23,279.3
Undiscounted- Expected future benefit payments	7,666,840.1		7,096,963.9	81,709.9
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	2,352,245.7		2,290,833.3	25,069.3
Undiscounted-Expected future gross premiums	1,642,875.5		1,585,752.6	17,509.1
Discounted-Expected future gross premiums	₨ 1,233,216.9		₨ 1,211,646.0	$ 13,143.1
Weighted - average duration of the liability (in years)	8 years 6 months		9 years 2 months 4 days	8 years 6 months
Weighted - average interest accretion (original locked-in) rate	7.50%		7.70%	7.50%
Weighted-average current discount rate at balance sheet date	7.50%		7.00%	7.50%
Non Par Protection [Member]
Present value of expected net premium
Beginning balance	₨ 93,515.7		₨ 58,562.2
Beginning balance	91,522.2		58,388.2
Effect of changes in cash flow assumptions	(9,625.2)		11,055.5
Effect of actuarial variances from expected experience	(1,157.4)		(2,165.2)
Adjusted Balance	80,739.6		67,278.5
Issuances	37,750.1		30,918.5
Interest accrual	8,275.2		6,994.8
Net premium collected	(16,939.2)		(13,669.6)
Ending balance	109,825.7		91,522.2
Effect of changes in discount rate assumptions	(2,211.4)		1,993.5
Ending balance	107,614.3		93,515.7
Present value of Expected Future Policy Benefits
Beginning balance	274,125.9		216,689.5
Beginning balance	258,350.9		210,473.8
Effect of changes in cash flow assumptions	(10,944.5)		9,381.8
Effect of actuarial variances from expected experience	(1,620.3)		(2,309.1)
Adjusted Balance	245,786.1		217,546.5
Issuances	37,915.2		30,874.5
Interest accrual	20,892.9		18,482.6
Benefits Payments	(8,293.1)		(8,552.7)
Ending balance	296,301.1		258,350.9
Effect of changes in discount rate assumptions	(20,259.4)		15,775.0
Ending balance	276,041.7		274,125.9
Present value of expected claims expenses	294.7		324.4
Net liability for future policy benefits	168,722.1		180,934.6
Deferred profit liability	23,580.5		14,053.0
Other global reserves	2,612.9		2,575.2
Total liability for future policy benefits and DPL for March 31	194,915.5		197,562.8
Less: Reinsurance recoverable	76,403.2		84,794.7
Net liability for future policy benefits, net of reinsurance	118,512.3		112,768.1
Undiscounted- Expected future benefit payments	1,473,783.9		1,357,592.1
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	276,041.7		274,125.9
Undiscounted-Expected future gross premiums	403,841.9		350,474.6
Discounted-Expected future gross premiums	₨ 231,111.4		₨ 205,841.6
Weighted - average duration of the liability (in years)	12 years 8 months 12 days		13 years 7 months 6 days	12 years 8 months 12 days
Weighted - average interest accretion (original locked-in) rate	7.40%		7.70%	7.40%
Weighted-average current discount rate at balance sheet date	7.70%		7.00%	7.70%
Non Par Riders [Member]
Present value of expected net premium
Beginning balance	₨ 1,695.2		₨ 1,146.5
Beginning balance	1,678.2		1,149.1
Effect of changes in cash flow assumptions	0.0		0.0
Effect of actuarial variances from expected experience	2,181.9		(307.1)
Adjusted Balance	3,860.1		842.0
Issuances	249.8		1,126.3
Interest accrual	290.7		137.7
Net premium collected	(484.1)		(427.8)
Ending balance	3,916.5		1,678.2
Effect of changes in discount rate assumptions	(52.5)		17.0
Ending balance	3,864.0		1,695.2
Present value of Expected Future Policy Benefits
Beginning balance	2,006.5		1,308.4
Beginning balance	1,964.6		1,303.7
Effect of changes in cash flow assumptions	0.0		0.0
Effect of actuarial variances from expected experience	2,142.2		(372.2)
Adjusted Balance	4,106.8		931.5
Issuances	251.5		1,111.9
Interest accrual	318.5		150.4
Benefits Payments	(277.4)		(229.2)
Ending balance	4,399.4		1,964.6
Effect of changes in discount rate assumptions	(150.7)		41.9
Ending balance	4,248.7		2,006.5
Present value of expected claims expenses	52.2		43.0
Net liability for future policy benefits	436.9		354.3
Deferred profit liability	91.6		59.0
Other global reserves	(473.8)		(323.6)
Total liability for future policy benefits and DPL for March 31	54.7		89.7
Less: Reinsurance recoverable	(48.3)		(69.9)
Net liability for future policy benefits, net of reinsurance	103.0		159.6
Undiscounted- Expected future benefit payments	8,103.4		3,683.8
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	4,248.7		2,006.5
Undiscounted-Expected future gross premiums	15,415.2		6,702.3
Discounted-Expected future gross premiums	₨ 11,693.3		₨ 5,043.1
Weighted - average duration of the liability (in years)	8 years 4 months 24 days		9 years 8 months 12 days	8 years 4 months 24 days
Weighted - average interest accretion (original locked-in) rate	7.50%		7.80%	7.50%
Weighted-average current discount rate at balance sheet date	7.80%		7.10%	7.80%
Non Par Savings [Member]
Present value of expected net premium
Beginning balance	₨ 356,937.5		₨ 292,140.3
Beginning balance	354,664.8		293,322.3
Effect of changes in cash flow assumptions	(16,206.4)		(7,969.2)
Effect of actuarial variances from expected experience	7,936.5		2,724.7
Adjusted Balance	346,394.9		288,077.8
Issuances	78,207.3		141,305.7
Interest accrual	28,146.3		29,187.9
Net premium collected	(107,928.1)		(103,906.6)
Ending balance	344,820.4		354,664.8
Effect of changes in discount rate assumptions	(2,055.7)		2,272.7
Ending balance	342,764.7		356,937.5
Present value of Expected Future Policy Benefits
Beginning balance	1,028,214.3		810,691.9
Beginning balance	973,848.1		792,701.7
Effect of changes in cash flow assumptions	(15,972.7)		(8,475.8)
Effect of actuarial variances from expected experience	7,957.2		3,149.9
Adjusted Balance	965,832.6		787,375.8
Issuances	78,158.7		141,235.0
Interest accrual	77,108.6		69,530.5
Benefits Payments	(24,513.7)		(24,293.2)
Ending balance	1,096,586.2		973,848.1
Effect of changes in discount rate assumptions	(45,486.2)		54,366.2
Ending balance	1,051,100.0		1,028,214.3
Present value of expected claims expenses	320.5		224.8
Net liability for future policy benefits	708,655.8		671,501.6
Deferred profit liability	99,049.2		66,070.8
Other global reserves	5,745.3		3,197.1
Total liability for future policy benefits and DPL for March 31	813,450.3		740,769.5
Less: Reinsurance recoverable	134.3		38.1
Net liability for future policy benefits, net of reinsurance	813,316.0		740,731.4
Undiscounted- Expected future benefit payments	3,481,453.3		3,307,089.8
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	1,051,100.0		1,028,214.3
Undiscounted-Expected future gross premiums	651,730.8		696,236.3
Discounted-Expected future gross premiums	₨ 527,939.7		₨ 564,231.6
Weighted - average duration of the liability (in years)	9 years 3 months 18 days		10 years 1 month 6 days	9 years 3 months 18 days
Weighted - average interest accretion (original locked-in) rate	7.50%		7.70%	7.50%
Weighted-average current discount rate at balance sheet date	7.50%		7.10%	7.50%
Non Par Pension [Member]
Present value of expected net premium
Beginning balance	₨ 2,973.3		₨ 1,571.2
Beginning balance	2,953.7		1,577.5
Effect of changes in cash flow assumptions	(10.2)		(48.7)
Effect of actuarial variances from expected experience	1,701.1		108.9
Adjusted Balance	4,644.6		1,637.7
Issuances	3,815.8		1,952.9
Interest accrual	576.0		247.7
Net premium collected	(1,772.9)		(884.6)
Ending balance	7,263.5		2,953.7
Effect of changes in discount rate assumptions	(59.0)		19.6
Ending balance	7,204.5		2,973.3
Present value of Expected Future Policy Benefits
Beginning balance	14,720.6		13,191.0
Beginning balance	14,487.4		13,219.9
Effect of changes in cash flow assumptions	(11.1)		79.3
Effect of actuarial variances from expected experience	1,693.4		110.8
Adjusted Balance	16,169.7		13,410.0
Issuances	3,815.0		1,952.4
Interest accrual	1,445.5		1,098.8
Benefits Payments	(1,923.6)		(1,973.8)
Ending balance	19,506.6		14,487.4
Effect of changes in discount rate assumptions	(586.3)		233.2
Ending balance	18,920.3		14,720.6
Present value of expected claims expenses	3.8		2.9
Net liability for future policy benefits	11,719.6		11,750.2
Deferred profit liability	707.8		394.3
Other global reserves	5,921.3		5,842.1
Total liability for future policy benefits and DPL for March 31	18,348.7		17,986.6
Less: Reinsurance recoverable	0.0		0.0
Net liability for future policy benefits, net of reinsurance	18,348.7		17,986.6
Undiscounted- Expected future benefit payments	38,397.9		22,662.1
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	18,920.3		14,720.6
Undiscounted-Expected future gross premiums	12,028.1		5,904.9
Discounted-Expected future gross premiums	₨ 9,739.3		₨ 4,830.4
Weighted - average duration of the liability (in years)	7 years 2 months 12 days		5 years 1 month 6 days	7 years 2 months 12 days
Weighted - average interest accretion (original locked-in) rate	7.50%		7.70%	7.50%
Weighted-average current discount rate at balance sheet date	7.70%		7.10%	7.70%
Individual Annuity [Member]
Present value of expected net premium
Beginning balance	₨ 14,128.7		₨ 8,156.7
Beginning balance	14,055.3		8,152.4
Effect of changes in cash flow assumptions	(2,505.7)		(100.7)
Effect of actuarial variances from expected experience	846.1		(508.6)
Adjusted Balance	12,395.7		7,543.1
Issuances	49,854.3		48,569.1
Interest accrual	2,708.5		2,602.7
Net premium collected	(49,811.8)		(44,659.6)
Ending balance	15,146.7		14,055.3
Effect of changes in discount rate assumptions	(64.3)		73.4
Ending balance	15,082.4		14,128.7
Present value of Expected Future Policy Benefits
Beginning balance	315,596.7		257,132.1
Beginning balance	301,226.2		250,732.6
Effect of changes in cash flow assumptions	(3,521.3)		224.4
Effect of actuarial variances from expected experience	877.1		(1,014.0)
Adjusted Balance	298,582.0		249,943.0
Issuances	50,295.8		48,565.1
Interest accrual	25,894.1		22,540.7
Benefits Payments	(24,291.0)		(19,822.6)
Ending balance	350,480.9		301,226.2
Effect of changes in discount rate assumptions	(13,013.5)		14,370.5
Ending balance	337,467.4		315,596.7
Present value of expected claims expenses	40.5		37.7
Net liability for future policy benefits	322,425.5		301,505.7
Deferred profit liability	24,094.9		16,012.0
Other global reserves	3,309.7		2,242.7
Total liability for future policy benefits and DPL for March 31	349,830.1		319,760.4
Less: Reinsurance recoverable	0.0		0.0
Net liability for future policy benefits, net of reinsurance	349,830.1		319,760.4
Undiscounted- Expected future benefit payments	1,016,758.6		899,460.7
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	337,467.4		315,596.7
Undiscounted-Expected future gross premiums	25,006.9		27,679.8
Discounted-Expected future gross premiums	₨ 22,171.3		₨ 24,273.8
Weighted - average duration of the liability (in years)	8 years 10 months 24 days		9 years 6 months	8 years 10 months 24 days
Weighted - average interest accretion (original locked-in) rate	7.50%		7.70%	7.50%
Weighted-average current discount rate at balance sheet date	7.50%		7.00%	7.50%
Individual Health [Member]
Present value of expected net premium
Beginning balance	₨ 361.3		₨ 740.6
Beginning balance	357.4		742.4
Effect of changes in cash flow assumptions	0.0		0.0
Effect of actuarial variances from expected experience	270.8		(331.1)
Adjusted Balance	628.2		411.3
Issuances	14.9		29.3
Interest accrual	42.0		29.0
Net premium collected	(152.9)		(112.2)
Ending balance	532.2		357.4
Effect of changes in discount rate assumptions	(2.6)		3.9
Ending balance	529.6		361.3
Present value of Expected Future Policy Benefits
Beginning balance	585.0		1,091.4
Beginning balance	574.2		1,091.3
Effect of changes in cash flow assumptions	0.0		0.0
Effect of actuarial variances from expected experience	396.6		(411.6)
Adjusted Balance	970.8		679.7
Issuances	14.9		29.2
Interest accrual	69.5		47.2
Benefits Payments	(111.6)		(181.9)
Ending balance	943.6		574.2
Effect of changes in discount rate assumptions	(7.1)		10.8
Ending balance	936.5		585.0
Present value of expected claims expenses	0.1		0.1
Net liability for future policy benefits	407.0		223.8
Deferred profit liability	0.2		0.2
Other global reserves	54.4		51.4
Total liability for future policy benefits and DPL for March 31	461.6		275.4
Less: Reinsurance recoverable	89.8		(20.0)
Net liability for future policy benefits, net of reinsurance	371.8		295.4
Undiscounted- Expected future benefit payments	1,485.9		908.7
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	936.5		585.0
Undiscounted-Expected future gross premiums	1,495.9		1,639.8
Discounted-Expected future gross premiums	₨ 1,100.0		₨ 1,214.1
Weighted - average duration of the liability (in years)	5 years 3 months 18 days		5 years 9 months 18 days	5 years 3 months 18 days
Weighted - average interest accretion (original locked-in) rate	7.40%		7.70%	7.40%
Weighted-average current discount rate at balance sheet date	7.40%		7.00%	7.40%
Par Life [Member]
Present value of expected net premium
Beginning balance	₨ 42,236.0		₨ 25,635.6
Beginning balance	41,891.9		25,732.8
Effect of changes in cash flow assumptions	(4,635.0)		(6,439.3)
Effect of actuarial variances from expected experience	1,417.2		1,137.5
Adjusted Balance	38,674.1		20,431.0
Issuances	34,021.1		29,265.9
Interest accrual	4,925.3		3,450.6
Net premium collected	(15,892.3)		(11,255.6)
Ending balance	61,728.2		41,891.9
Effect of changes in discount rate assumptions	(645.3)		344.1
Ending balance	61,082.9		42,236.0
Present value of Expected Future Policy Benefits
Beginning balance	555,367.0		519,920.1
Beginning balance	538,762.5		516,261.8
Effect of changes in cash flow assumptions	(8,725.1)		(5,378.3)
Effect of actuarial variances from expected experience	2,213.9		1,701.0
Adjusted Balance	532,251.3		512,584.5
Issuances	33,940.4		29,209.7
Interest accrual	40,992.4		39,452.0
Benefits Payments	(41,945.1)		(42,483.7)
Ending balance	565,239.0		538,762.5
Effect of changes in discount rate assumptions	(16,721.5)		16,604.5
Ending balance	548,517.5		555,367.0
Present value of expected claims expenses	812.2		647.3
Net liability for future policy benefits	488,246.8		513,778.3
Deferred profit liability	210,326.8		136,074.4
Other global reserves	6,256.2		4,320.6
Total liability for future policy benefits and DPL for March 31	704,829.8		654,173.3
Less: Reinsurance recoverable	10,155.9		14,114.1
Net liability for future policy benefits, net of reinsurance	694,673.9		640,059.2
Undiscounted- Expected future benefit payments	1,486,940.0		1,375,202.6
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	548,517.5		555,367.0
Undiscounted-Expected future gross premiums	516,679.6		487,422.0
Discounted-Expected future gross premiums	₨ 414,913.8		₨ 398,173.3
Weighted - average duration of the liability (in years)	8 years 6 months		8 years 9 months 18 days	8 years 6 months
Weighted - average interest accretion (original locked-in) rate	7.40%		7.70%	7.40%
Weighted-average current discount rate at balance sheet date	7.50%		7.00%	7.50%
Par Pension [Member]
Present value of expected net premium
Beginning balance	₨ 4,447.1		₨ 1,613.3
Beginning balance	4,425.0		1,620.3
Effect of changes in cash flow assumptions	259.7		1,103.9
Effect of actuarial variances from expected experience	28.2		145.3
Adjusted Balance	4,712.9		2,869.5
Issuances	10,115.3		2,824.1
Interest accrual	831.5		376.8
Net premium collected	(6,182.5)		(1,645.4)
Ending balance	9,477.2		4,425.0
Effect of changes in discount rate assumptions	(47.4)		22.1
Ending balance	9,429.8		4,447.1
Present value of Expected Future Policy Benefits
Beginning balance	19,801.3		17,757.6
Beginning balance	19,524.3		17,795.1
Effect of changes in cash flow assumptions	432.8		525.1
Effect of actuarial variances from expected experience	133.8		201.6
Adjusted Balance	20,090.9		18,521.8
Issuances	10,112.4		2,823.3
Interest accrual	2,161.4		1,517.1
Benefits Payments	(3,801.9)		(3,337.9)
Ending balance	28,562.8		19,524.3
Effect of changes in discount rate assumptions	(758.0)		277.0
Ending balance	27,804.8		19,801.3
Present value of expected claims expenses	7.5		4.7
Net liability for future policy benefits	18,382.5		15,358.9
Deferred profit liability	2,293.0		388.8
Other global reserves	156.6		130.3
Total liability for future policy benefits and DPL for March 31	20,832.1		15,878.0
Less: Reinsurance recoverable	0.0		0.0
Net liability for future policy benefits, net of reinsurance	20,832.1		15,878.0
Undiscounted- Expected future benefit payments	47,631.2		28,880.6
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	27,804.8		19,801.3
Undiscounted-Expected future gross premiums	16,439.7		9,472.3
Discounted-Expected future gross premiums	₨ 14,418.6		₨ 7,912.5
Weighted - average duration of the liability (in years)	5 years		4 years 4 months 24 days	5 years
Weighted - average interest accretion (original locked-in) rate	7.50%		7.70%	7.50%
Weighted-average current discount rate at balance sheet date	7.40%		7.20%	7.40%
Group Non par Life [Member]
Present value of expected net premium
Beginning balance	₨ 1,813.8		₨ 6.9
Beginning balance	1,773.3		6.8
Effect of changes in cash flow assumptions	1,773.2		15.7
Effect of actuarial variances from expected experience	(5,071.8)		(4,556.3)
Adjusted Balance	(5,071.9)		(4,533.8)
Issuances	35,570.5		32,774.8
Interest accrual	994.9		956.8
Net premium collected	(33,623.1)		(30,971.1)
Ending balance	2,129.6		1,773.3
Effect of changes in discount rate assumptions	23.9		(40.5)
Ending balance	2,105.7		1,813.8
Present value of Expected Future Policy Benefits
Beginning balance	80,416.0		76,154.5
Beginning balance	79,777.1		76,342.9
Effect of changes in cash flow assumptions	2,576.1		688.2
Effect of actuarial variances from expected experience	(7,892.7)		(6,432.7)
Adjusted Balance	74,460.5		70,598.4
Issuances	35,570.5		32,774.7
Interest accrual	7,187.1		6,812.5
Benefits Payments	(29,394.2)		(30,408.5)
Ending balance	87,823.9		79,777.1
Effect of changes in discount rate assumptions	(615.1)		638.9
Ending balance	87,208.8		80,416.0
Present value of expected claims expenses	0.0		0.0
Net liability for future policy benefits	89,314.5		82,229.8
Deferred profit liability	70,286.5		39,561.5
Other global reserves	15,257.8		19,316.8
Total liability for future policy benefits and DPL for March 31	174,858.8		141,108.1
Less: Reinsurance recoverable	6,542.8		5,342.1
Net liability for future policy benefits, net of reinsurance	168,316.0		135,766.0
Undiscounted- Expected future benefit payments	112,285.9		101,483.5
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	87,208.8		80,416.0
Undiscounted-Expected future gross premiums	237.4		220.6
Discounted-Expected future gross premiums	₨ 129.5		₨ 125.6
Weighted - average duration of the liability (in years)	3 years 6 months		3 years 6 months	3 years 6 months
Weighted - average interest accretion (original locked-in) rate	7.50%		7.80%	7.50%
Weighted-average current discount rate at balance sheet date	7.50%		7.30%	7.50%